Income taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
Income taxes recognized during the three and six months ended June 30, 2025 and June 30, 2024, comprise:

	Three Months Ended		Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
	(in thousands)
Income tax (benefit) / expense	$(21,861)	$23,344	$(2,258)	$51,668
Total	$(21,861)	$23,344	$(2,258)	$51,668

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	Six Months Ended	Year Ended
	June 30, 2025	December 31, 2024
	(in thousands)
Unrecognized tax benefits at start of period	$101,619	$160,016
Increase related to prior year tax positions	29,140	7,374
Decrease related to prior year tax positions	(58,824)	(2,525)
Increase related to current period tax positions	8,896	2,171
Lapse of statute of limitations	—	(65,417)
Unrecognized tax benefits at end of period	$80,831	$101,619